Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.26975%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,117,786.38

Principal:
Principal Collections	$16,958,827.80
Prepayments in Full	$8,754,745.29
Liquidation Proceeds	$117,030.71
Recoveries	$86,757.92
Sub Total	$25,917,361.72
Collections	$27,035,148.10

Purchase Amounts:
Purchase Amounts Related to Principal	$218,690.70
Purchase Amounts Related to Interest	$1,248.06
Sub Total	$219,938.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,255,086.86

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,255,086.86
Servicing Fee	$370,126.57	$370,126.57	$0.00	$0.00	$26,884,960.29
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,884,960.29
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,884,960.29
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,884,960.29
Interest - Class A-3 Notes	$307,633.80	$307,633.80	$0.00	$0.00	$26,577,326.49
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$26,197,872.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,197,872.74
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$26,074,707.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,074,707.07
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$25,986,361.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,986,361.24
Regular Principal Payment	$23,627,579.54	$23,627,579.54	$0.00	$0.00	$2,358,781.70
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,358,781.70
Residual Released to Depositor	$0.00	$2,358,781.70	$0.00	$0.00	$0.00
Total		$27,255,086.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,627,579.54
Total					$23,627,579.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,627,579.54	$48.09	$307,633.80	$0.63	$23,935,213.34	$48.72
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$23,627,579.54	$14.48	$898,599.05	$0.55	$24,526,178.59	$15.03

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$132,791,569.78	0.2702586	$109,163,990.24	0.2221715
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$374,121,569.78	0.2292903	$350,493,990.24	0.2148095

Pool Information
Weighted Average APR	3.004%	2.998%
Weighted Average Remaining Term	30.00	29.17
Number of Receivables Outstanding	29,481	28,558
Pool Balance	$444,151,884.55	$417,889,990.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$409,337,816.96	$385,316,309.01
Pool Factor	0.2485880	0.2338894

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$32,573,681.50
Targeted Overcollateralization Amount	$67,396,000.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$67,396,000.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$212,599.54
(Recoveries)		85	$86,757.92
Net Loss for Current Collection Period			$125,841.62
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3400%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2009%
Second Prior Collection Period			0.0255%
Prior Collection Period			-0.0053%
Current Collection Period			0.3504%
Four Month Average (Current and Prior Three Collection Periods)			0.1429%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,829	$13,086,187.98
(Cumulative Recoveries)			$2,906,124.60
Cumulative Net Loss for All Collection Periods			$10,180,063.38
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5698%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,625.73
Average Net Loss for Receivables that have experienced a Realized Loss			$3,598.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.30%	280	$5,429,029.21
61-90 Days Delinquent	0.15%	25	$636,932.39
91-120 Days Delinquent	0.03%	7	$129,272.30
Over 120 Days Delinquent	0.07%	15	$288,931.91
Total Delinquent Receivables	1.55%	327	$6,484,165.81

Repossession Inventory:
Repossessed in the Current Collection Period		6	$105,930.08
Total Repossessed Inventory		14	$283,996.55

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1911%
Prior Collection Period			0.1696%
Current Collection Period			0.1646%
Three Month Average			0.1751%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2525%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	34

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	109	$2,239,964.53
2 Months Extended	135	$2,494,908.81
3+ Months Extended	12	$226,578.30

Total Receivables Extended	256	$4,961,451.64

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer